July 2008

Securities and Exchange Commission

Division of Investment Management

100 F Street, NE

Washington, DC 20549

RE: Panorama Plus Separate Account

File No. 811-06530, CIK 0000883233

Rule 30b2-1 Filing

Dear Sir or Madam:

As required by Rule 30e-2 under the Investment Company Act of 1940, as amended (the Act), the above referenced separate account, a unit investment trust registered under the Act, mailed to its contract owners a proxy statement for the underlying management investment company listed in the table below. This filing constitutes the filing of the proxy statement as required by Rule 30b2-1 under the Act.

Pursuant to Section 14 of the Securities Exchange Act of 1934, the investment company listed below filed a proxy statement on Schedule 14a with the Securities and Exchange Commission on the date indicated. This filing is hereby incorporated by reference.

Investment Company	CIK	Date Filed
MML Series Investment Fund	0000067160	7/3/08

/s/ Michael E. Dubois
Michael E. Dubois Vice President
C.M. Life Insurance Company